Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 135	$ 131
Finished goods	3,105	2,183
Inventories	$ 3,240	$ 2,314